Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
Income tax expense

In millions	Year ended December 31,	2023	2022	2021
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$973	$1,014	$951
Income tax expense resulting from:
Provincial and foreign income taxes (1)		633	657	617
Tax-deductible goodwill and related impacts (2)		(713)	—	—
Non-taxable portion of merger termination fee (3)		—	—	(116)
Other (4)		(30)	(26)	(9)
Income tax expense		$863	$1,645	$1,443
Net cash payments for income taxes		$1,197	$1,288	$759
(1)     Includes the impact of Canadian provincial taxes, U.S. federal and state taxes, and other foreign taxes.
(2)    Relates to the impacts of recognizing the $767 million deferred income tax recovery party offset by a $54 million income tax expense on the foregone tax deductions related to prior taxation years.
(3)    Relates to the permanent difference arising from applying a lower inclusion tax rate on the $886 million of income generated from the merger termination fee received from KCS (see Note 4 –Business acquisitions and combinations).
(4)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits resulting from the settlement of equity settled awards under the Company's stock-based compensation plans, and other items.

Tax information on a domestic and foreign basis
Tax information on a domestic and foreign basis

In millions	Year ended December 31,	2023	2022	2021
Income before income taxes
Domestic		$4,936	$4,835	$4,726
Foreign		1,552	1,928	1,616
Total income before income taxes		$6,488	$6,763	$6,342
Current income tax expense
Domestic		$896	$956	$763
Foreign		255	285	167
Total current income tax expense		$1,151	$1,241	$930
Deferred income tax expense (recovery)
Domestic		$360	$298	$360
Foreign		(648)	106	153
Total deferred income tax expense (recovery)		$(288)	$404	$513

Significant components of deferred income tax assets and liabilities
Net deferred income taxes

In millions	As at December 31,	2023	2022
Deferred income tax assets (liabilities)
Deferred income tax assets (1)		$682	$—
Deferred income tax liabilities		(10,066)	(9,796)
Net deferred income taxes		$(9,384)	$(9,796)

Deferred income tax assets
Tax-deductible goodwill (1)		$682	$—
Net operating losses and tax credit carryforwards (2)		130	46
Lease liabilities		126	132
Pension liability		95	93
Personal Injury & legal claims		59	61
Other postretirement benefits liability		38	38
Compensation reserves		37	45
Unrealized foreign exchange losses		—	61
Other		56	53
Total deferred income tax assets		$1,223	$529
Deferred income tax liabilities
Properties		$(9,560)	$(9,296)
Pension asset		(822)	(794)
Operating lease right-of-use assets		(106)	(117)
Other		(119)	(118)
Total deferred income tax liabilities		$(10,607)	$(10,325)
Net deferred income taxes		$(9,384)	$(9,796)
Net deferred income taxes by jurisdiction
Domestic		$(5,950)	$(5,614)
Foreign U.S.		(4,116)	(4,182)
Foreign non-U.S. (1)		682	—
Net deferred income taxes		$(9,384)	$(9,796)
(1)As at December 31, 2023, the Company had tax-deductible goodwill of $5.8 billion remaining to be amortized which will expire in 2030.
(2)    As at December 31, 2023, the Company had net interest expense deduction carryforwards of $480 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $200 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between 2024 and 2042.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
Unrecognized tax benefits

In millions	Year ended December 31,	2023	2022	2021
Gross unrecognized tax benefits at beginning of year		$52	$64	$92
Increases for:
Tax positions related to the current year		4	3	4
Decrease for:
Tax positions related to prior years		(8)	(10)	(32)
Settlements		(2)	(5)	—
Gross unrecognized tax benefits at end of year		46	52	64
Adjustments to reflect tax treaties and other arrangements		(14)	(14)	(17)
Net unrecognized tax benefits at end of year		$32	$38	$47